INFORMATION BY GEOGRAPHIC AREA (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 1,906	€ 2,056
United States
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	777	926
France
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	646	656
Germany
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	270	250
Czech Republic
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	97	106
Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 116	€ 118